Supplemental Information to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF CASH FLOWS

31. SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF CASH FLOWS

For the	Year ended December 31
millions of Canadian dollars	2016	2015
Changes in non-cash working capital:
Receivables, net	$(104)	$(19)
Income taxes receivable	(23)	(22)
Inventory	88	(2)
Prepayments and other current assets	(18)	9
Accounts payable and customer deposits	162	(45)
Income taxes payable	14	(32)
Other current liabilities	15	9
Total non-cash working capital	134	(102)

Supplemental disclosure of cash paid (received):
Interest	$480	$196
Income taxes	$57	$124
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$103	$78
Beneficial Conversion Feature of the convertible debentures	$43	$-